Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
Prospectus Date	rr_ProspectusDate	Jul. 02, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2019